Other Income	9 Months Ended
Sep. 30, 2025
Other Income
Other Income

14. Other Income

	Nine month period
	ended September 30,
	2025	2024
	€1,000	€1,000

Grant income	413	504
	413	504

In January, 2024, the Company entered into an agreement with the RSRT that focuses on the design and development of editing oligonucleotides (“EONs”) using the Company’s Axiomer technology platform targeting the transcription factor Methyl CpG binding protein 2 (“MECP2”) and correcting mutations of interest. Under the agreement, RSRT awarded the Company up to € 1,015,000 as a research grant for the initial phase of the project that was received during 2024. Of this grant € 504,000 was recognized as Other Income during the nine month period ended September 30, 2024, and € 413,000 recognized as Other Income for the nine month period ended September 30, 2025. The balance was recorded as Deferred Income in 2024 and 2025.

In December 2024, the Company expanded partnership with RSRT to include an additional $ 8,150,000 in funding from the RSRT to support the advancement of the selected candidates into clinical trials. As at September 30, 2025 no amounts have been received under this agreement and the work has not yet commenced.

Grants are recognized in other income in the same period in which the related R&D costs are recognized.